Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of change in the Preferred stock warrant liability categorized as level 3

Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants	26,443,080
Transfer of Public Warrants to a Level 1 measurement	(14,188,120)
Change in fair value of derivative warrant liabilities	2,817,980
Derivative warrant liabilities at March 31, 2021	15,072,940
Change in fair value of derivative warrant liabilities	(1,900,500)
Derivative warrant liabilities at June 30, 2021	$13,172,440

Benson Hill, Inc
Schedule of financial instruments measured at fair value on a recurring basis

	June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
U.S. treasury securities	$11,163	$—	$—	$11,163
Corporate bonds	—	18,471	—	18,471
Marketable securities	$11,163	$18,471	$—	$29,634
Liabilities
Preferred stock warrants	$—	$—	$7,960	$7,960

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
U.S. treasury securities	$76	$—	$—	$76
Corporate bonds	—	100,258	—	100,258
Marketable securities	$76	$100,258	$—	$100,334
Liabilities
Preferred stock warrants	$—	$—	$5,241	$5,241

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
U.S. treasury securities	$76	$—	$—	$76
Corporate bonds	—	100,258	—	100,258
Marketable securities	$76	$100,258	$—	$100,334
Liabilities
Preferred stock warrants	$—	$—	$5,241	$5,241

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Corporate bonds	$—	$8,315	$—	$8,315
Marketable securities	$—	$8,315	$—	$8,315
Liabilities
Preferred stock warrants	$—	$—	$—	$—

Schedule of change in the Preferred stock warrant liability categorized as level 3

	Three Months	Six Months
	Ended	Ended
	June 30, 2021	June 30, 2021
Balance, beginning of period	$6,257	$5,241
Change in fair value	1,703	2,719
Ending balance, June 30, 2021	$7,960	$7,960

	Three Months	Six Months
	Ended	Ended
	June 30, 2020	June 30, 2020
Balance, beginning of period	$4,808	$—
Issuances	—	4,580
Change in fair value	651	879
Ending balance, June 30, 2020	$5,459	$5,459

Year Ended
December 31, 2020
Balance, beginning of period	$—
Issuances	4,580
Change in fair value	661
Ending balance	$5,241